Other Expenses	12 Months Ended
Jun. 30, 2026
Other Expenses [Abstract]
Other expenses
19.	Other expenses

	June 30, 2024	June 30, 2025	June 30, 2026	June 30, 2026
	RM	RM	RM	USD
Loss on foreign exchange, net	-	478,904	-	-
Others	5	-	-	-
	5	478,904	-	-